Prepayments and Other Current Assets, Net	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets, Net
7.
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

	As of December 31,
	2023	2024
	RMB	RMB	US$
Other receivables from advertisers	878,754	1,208,698	165,591
Advances to suppliers	139,772	147,480	20,205
Prepaid expenses	26,144	24,463	3,351
Inventories (i)	40,573	59,245	8,117
Receivable from third-party payment platform	29,573	47,298	6,480
Convertible loans	10,465	10,465	1,434
Others	68,975	92,109	12,617
Impairment allowance for prepayments and inventories	(108,003)	(109,230)	(14,964)
Allowance for credit losses	(113,126)	(114,767)	(15,723)
Total	973,127	1,365,761	187,108

(i)
Inventories consist of materials, work in progress and finished goods, as of December 31, 2023 and 2024, inventories net of impairment reserve were RMB28,042 and RMB46,728 (US$6,402). For the years ended December 31, 2022, 2023 and 2024, the group recorded impairment reserve of nil, RMB2,627 and RMB1,224 (US$168) , respectively.

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2023	2024
	RMB	RMB	USD
Balance as of January 1	99,943	113,126	15,498
Addition	12,243	677	93
Amounts written off	—	(300)	(41)
Foreign Exchange effect	940	1,264	173
Balance as of December 31	113,126	114,767	15,723

Provision for credit losses and impairment of assets for the years ended December 31, 2022, 2023 and 2024 were RMB19,266, RMB12,243 and RMB677 (US$93), respectively.